Retirement Plans	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 9 – TERMINATION OF CERTAIN RETIREMENT PLANS

The Company maintained a Supplemental Benefit Plan For Key Employees (“SERP”) which was an unfunded, unsecured, non-contributory defined benefit plan, providing retirement benefits for certain former key employees previously designated by the Company’s Board of Directors. Benefits under the SERP generally were based on such former employees’ years of service and compensation during the years preceding their retirement. In May 2009, any additional accrual of benefits under the SERP was suspended.

The Company also maintained a Directors’ Retirement Plan (“DRP”), which was an unfunded, unsecured, non-contributory defined benefit plan, providing for supplemental pension benefits for its directors following their termination of service as a director of the Company. Benefits were based on a formula that included each participant’s past and future earnings and years of service with Citizens. Moreover, the benefit amounts owed by the Company under the DRP were determined by individual director agreements entered into by the Company with such participants. The remaining DRP liability related to current and former Directors of the Company.

The Company’s Board of Directors voted to terminate each of the SERP and the DRP at its regularly scheduled Board meeting on November 19, 2015, with such termination being effective as of the same date. In connection with the termination of each plan, the Board of Directors, in accordance with applicable law and each applicable participant’s plan participation agreement, negotiated lump sum payments to the participants in satisfaction of the Company’s total liability to each participant under the SERP and DRP. In accordance with the final settlement of the Company’s obligations under such plans, the Company will make two payments (each for 50% of the total liability owed) to each plan participant. The first payment occurred in December 2016 and the second and final payment occurred in January 2017.

In connection with the settlement of all obligations owed by the Company to the participants in the SERP and the DRP, the Company retained an independent consultant during the three months ended March 31, 2016 to perform an actuarial calculation of the final amount of the accumulated benefit owed by the Company to each plan participant. In making this calculation, the consultant made certain assumptions regarding the applicable discount rate to be used and regarding certain other relevant factors to determine the amount of the benefit obligation due each participant, in each case taking into account the terms of each participant’s negotiated plan benefit agreement and the terms of each plan. Differences between the amount of the projected accrued benefit obligation previously recorded by the Company in its consolidated financial statements in connection with these plans and the actual amount of the benefit obligation to be paid to the participants, based upon the calculations of the independent consultant, is recorded in the aggregate as a gain of $41 during the twelve months ended September 30, 2016 on the Consolidated Statements of Operations line item “Salaries and related benefits” as a reduction to the expense. As of March 31, 2017, the Company recorded a liability on the accompanying Consolidated Balance Sheet of $0 for the aggregate amount of the benefit obligation due plan participants.

The components of the SERP and Directors’ Retirement plans’ cost at March 31, 2017 and September 30, 2016 are summarized below.

	March 31, 2017	September 30, 2016
Beginning accrued benefit cost	$1,046	$1,120

Service cost	—	—
Interest cost	—	44
Amortization of prior service costs	—	1
Net plan termination Credit	—	(41)

Net periodic benefit cost	—	4
Benefits paid	(1,046)	(78)

Ending accrued benefit cost	$—	$1,046

Amounts recognized in consolidated balance sheets:

March 31, 2017
Pension obligation	$—

Prior service cost	—
Net loss (gain)	—

Total accumulated other comprehensive income, before tax	$—

NOTE 13—RETIREMENT PLANS

401(k) Plan—The Company sponsors a 401(k) profit sharing plan that covers all employees who qualify based on minimum age and length of service requirements. Employees may make pretax voluntary contributions to the plan, which are matched, in part, by the Company. Employer matching contributions to the plan were $194 and $198 for 2016 and 2015, respectively.

Supplemental Executive Retirement Plan and Director Retirement Plan —The Company maintained a Supplemental Benefit Plan For Key Employees (“SERP”) which was an unfunded, unsecured, non-contributory defined benefit plan, providing retirement benefits for certain former key employees previously designated by the Company’s Board of Directors. Benefits under the SERP generally were based on such former employees’ years of service and compensation during the years preceding their retirement. In May 2009, any additional accrual of benefits under the SERP was suspended.

The Company also maintained a Directors’ Retirement Plan (“DRP”), which was an unfunded, unsecured, non-contributory defined benefit plan, providing for supplemental pension benefits for its directors following their termination of service as a director of the Company. Benefits were based on a formula that included each participant’s past and future earnings and years of service with Citizens. Moreover, the benefit amounts owed by the Company under the DRP were determined by individual director agreements entered into by the Company with such participants. The remaining DRP liability related to current and former Directors of the Company.

The Company’s Board of Directors voted to terminate each of the SERP and the DRP at its regularly scheduled Board meeting on November 19, 2015, with such termination being effective as of the same date. In connection with the termination of each plan, the Board of Directors, in accordance with applicable law and each applicable participant’s plan participation agreement, negotiated lump sum payments to the participants in satisfaction of the Company’s total liability to each participant under the SERP and DRP. In accordance with the final settlement of the Company’s obligations under such plans, the Company will make two payments (each for 50% of the total liability owed) to each plan participant. The first payment will occur in December 2016 and the second and final payment will occur in January 2017.

In connection with the settlement of all obligations owed by the Company to the participants in the SERP and the DRP, the Company retained an independent consultant during the three months ended March 31, 2016 to perform an actuarial calculation of the final amount of the accumulated benefit owed by the Company to each plan participant. In making this calculation, the consultant made certain assumptions regarding the applicable discount rate to be used and regarding certain other relevant factors to determine the amount of the benefit obligation due each participant, in each case taking into account the terms of each participant’s negotiated plan benefit agreement and the terms of each plan. Differences between the amount of the projected accrued benefit obligation previously recorded by the Company in its consolidated financial statements in connection with these plans and the actual amount of the benefit obligation to be paid to the participants, based upon the calculations of the independent consultant, is recorded in the aggregate as a gain of $41 during the twelve months ended September 30, 2016 on the accompanying Consolidated Statements of Operations line item “Salaries and related benefits” as a reduction to the expense. Moreover, as of September 30, 2016, the Company recorded a liability on the accompanying Consolidated Balance Sheets of $1,046 for the aggregate amount of the benefit obligation due plan participants currently receiving monthly and quarterly payments and the final lump sum payment amounts due in December 2016 and January 2017.

The components of the SERP and Directors’ Retirement plans’ cost at September 30, 2016 and 2015, respectively, are summarized as follows:

	2016	2015
Beginning accrued benefit cost	$1,120	$1,154

Service cost	—	—
Interest cost	44	46
Amortization of prior service costs	1	1
Net plan termination credit	(41)	—

Net periodic benefit cost	4	47
Benefits paid	(78)	(81)
Curtailment and settlement	—	—

Ending accrued benefit cost	$1,046	$1,120

The following table sets forth the SERP and Directors’ Retirement plans, change in projected benefit obligation, the change in plan assets, the funded status of the plans, and the net liability recognized in the Company’s consolidated balance sheet at September 30, 2016 and 2015, respectively:

	2016	2015
Change in benefit obligation:
Projected benefit obligation, beginning of year	$1,062	$1,109
Service cost	—	—
Interest cost	44	46
Curtailment and settlement	—	—
Actuarial loss (gain)	18	(12)
Benefits paid	(78)	(81)

Projected benefit obligation, end of year	$1,046	$1,062

Change in plan assets:
Plan assets at fair value, beginning of year	$—	$—
Actual return on plan assets	—	—
Company contributions	78	81
Benefits paid	(78)	(81)

Plan assets at fair value, end of year	$—	$—

Weighted average assumptions used in determining the benefit obligation and net pension costs as of September 30, 2016 and 2015, (in actual dollars) were as follows:

	2016	2015
Benefit obligation actuarial assumptions:
Discount Rate	N/A	4.25%
Rate of compensation increase	N/A	N/A
Net pension cost actuarial assumption
Discount rate	4.25%	4.25%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A

Amounts recognized in consolidated balance sheets as of September 30:

	2016	2015
Pension obligation	$1,046	$1,062

Prior service cost	$—	$4
Net loss (gain)	—	(61)

Total accumulated other comprehensive income, before tax	$—	$(57)